Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net of Allowance for Doubtful Accounts	Accounts receivable, net of allowance for doubtful accounts consist of the following:
	December 31, 2023	December 31, 2022
Accounts receivable	32,520,398	7,973,229
Less: allowance for doubtful accounts	(4,958,889)	(2,356,034)
Accounts receivable, net	27,561,509	5,617,195

Schedule of Allowance for Doubtful Accounts
	December 31, 2023	December 31, 2022
Beginning balance	2,356,034	-
Provision	2,602,855	2,356,034
Ending balance	4,958,889	2,356,034